Description of Business and Liquidity	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Description of Business and Liquidity

Note 1 — Description of Business and Liquidity

[A] Description of Business

Immunovant, Inc. together with its wholly owned subsidiaries (the “Company” or “Immunovant”) (formerly known as Health Sciences Acquisitions Corporation) is a clinical-stage biopharmaceutical company focused on enabling normal lives for patients with autoimmune diseases. The Company is developing a fully human monoclonal antibody (“IMVT-1401”) that selectively binds to and inhibits the neonatal fragment crystallizable receptor. The Company intends to develop IMVT-1401 for indications in which there is robust evidence that pathogenic immunoglobulin G antibodies drive disease manifestation and in which reduction of these antibodies should lead to clinical benefit for patients with debilitating autoimmune diseases.

The Company has determined that it has one operating and reporting segment.

Reverse Recapitalization

On December 18, 2019, Health Sciences Acquisitions Corporation (“HSAC”) completed the acquisition of Immunovant Sciences Ltd. (“ISL”) pursuant to the share exchange agreement dated as of September 29, 2019 (the “Share Exchange Agreement”), by and among HSAC, ISL, the stockholders of ISL (the “Sellers”), and Roivant Sciences Ltd. (“RSL”), as representative of the Sellers (the “Business Combination”). As of immediately prior to the closing of the Business Combination, the Sellers owned 100% of the issued and outstanding common shares of ISL (“ISL Shares”). At the closing of the Business Combination, HSAC acquired 100% of the issued and outstanding ISL Shares, in exchange for 42,080,376 shares of HSAC’s common stock issued to the Sellers and 10,000 shares of HSAC Series A preferred stock issued to RSL (the “Business Combination”). Upon the closing of the Business Combination, ISL became a wholly owned subsidiary of HSAC and HSAC was renamed “Immunovant, Inc.”

The Business Combination was accounted for as a reverse recapitalization and HSAC was treated as the “acquired” company for accounting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of ISL issuing stock for the net assets of HSAC, accompanied by a recapitalization. Accordingly, all historical financial information presented in these condensed combined and consolidated financial statements represents the accounts of ISL and its wholly owned subsidiaries “as if” ISL is the predecessor to the Company. The shares and net loss per common share, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1.0 ISL Share).

ISL was founded on July 6, 2018 as a Bermuda exempted limited company and a wholly owned subsidiary of RSL. In July and August 2018, ISL incorporated as its wholly owned subsidiaries, Immunovant Sciences Holdings Ltd. (“ISHL”), a private limited company incorporated under the laws of England and Wales, IMVT Corporation (formerly, Immunovant, Inc.), a Delaware corporation based in the United States of America, and Immunovant Sciences GmbH (“ISG”), a limited liability company formed under the laws of Switzerland. ISG holds all of the Company’s intellectual property rights. HSAC was incorporated in Delaware on December 6, 2018 and was formed as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses. References herein to “date of formation” or “date of inception” refer to the founding of ISL.

Prior to the closing of the Business Combination, HSAC common stock, units and warrants were traded on The Nasdaq Capital Market (“Nasdaq”) under the ticker symbols “HSAC,” “HSACU” and “HSACW,” respectively. On December 19, 2019, the Company’s common stock, units and warrants began trading on Nasdaq under the ticker symbols “IMVT”, “IMVTU” and “IMVTW,” respectively. One of the primary purposes of the Business Combination was to provide a platform for ISL to gain access to the U.S. public markets. See Note 3 – Business Combination for additional details on the Business Combination.

[B] Liquidity

The Company has incurred significant losses and negative cash flows from operations since its inception. As of December 31, 2019, the Company’s cash totaled $123.5 million and its accumulated deficit was $70.7 million.

Prior to the Business Combination, ISL’s operations were financed through capital contributions from RSL or RSL’s wholly owned subsidiaries, Roivant Sciences, Inc. (“RSI”) and Roivant Sciences GmbH (“RSG”), the issuance of equity instruments, and the issuance of notes payable. The Company has not generated any revenues to date and does not anticipate generating any revenues unless and until it successfully completes development and obtains regulatory approval for IMVT-1401 or any future product candidate. Management expects to incur additional losses in the future to fund its operations and conduct product research and development and recognizes the need to raise additional capital to fully implement its business plan.

The Company intends to raise such additional capital through the issuance of equity securities, debt financings or other sources in order to further implement its business plan. However, if such financing is not available at adequate levels, the Company will need to reevaluate its operating plan and may be required to delay the development of its product candidates. Based on anticipated spend and timing of expenditure assumptions, the Company currently expects that its existing cash will be sufficient to fund its operating expenses and capital expenditure requirements for at least twelve months from the date the unaudited condensed combined and consolidated financial statements are issued.

Note 1 — Description of Business and Liquidity

[A] Description of Business:

Immunovant Sciences Ltd. and its subsidiaries (collectively, the “Company”) is a clinical-stage biopharmaceutical company focused on developing and commercializing innovative therapies for patients suffering from debilitating autoimmune diseases. The Company is developing a fully human monoclonal antibody (“IMVT-1401”) that selectively binds to and inhibits the neonatal fragment crystallizable receptor. The Company intends to develop IMVT-1401 for indications in which there is robust evidence that pathogenic immunoglobulin G antibodies drive disease manifestation and in which reduction of these antibodies should lead to clinical benefit for patients with debilitating autoimmune diseases.

The Company was founded on July 6, 2018 as a Bermuda Exempted Limited Company and a wholly owned subsidiary of Roivant Sciences Ltd. (“RSL”). In July 2018, the Company incorporated as its wholly owned subsidiaries, Immunovant Sciences Holdings Ltd. (“ISHL”), a private limited company incorporated under the laws of England and Wales and Immunovant, Inc., a Delaware corporation based in the United States of America. In August 2018, the Company incorporated its wholly owned subsidiary, Immunovant Sciences GmbH (“ISG”), a limited liability company formed under the laws of Switzerland. ISG holds all of the Company’s intellectual property rights.

On December 19, 2017, Roivant Sciences GmbH (“RSG”), a wholly owned subsidiary of RSL, entered into a license agreement (the “HanAll Agreement”) with HanAll BioPharma Co., Ltd., a Korean limited liability company (“HanAll”). Under the HanAll Agreement, RSG received (1) the non-exclusive right to manufacture and (2) the exclusive, royalty-bearing right to develop, import, use and commercialize the antibody referred to as IMVT-1401 and certain back-up and next-generation antibodies, and products containing such antibodies, in the United States, Canada, Mexico, the European Union, the United Kingdom, Switzerland, the Middle East, North Africa and Latin America. On December 7, 2018, RSG entered into an Assignment and Assumption Agreement (the “Assignment Agreement”) with ISG to assign this technology, as well as RSG’s know how and patents necessary for the development, manufacture or commercialization of any compound or product based on the technology licensed from HanAll. These patents and know-how, initially sublicensed by the Company from RSG in August 2018, formed the basis of the Company’s development of its primary investigational product, IMVT-1401. Please refer to Note 3 for further details.

Since its inception, the Company has devoted substantially all of its efforts to organizing and staffing the Company, acquiring product candidates, and preparing for and advancing them into clinical development. The Company has determined that it has one operating and reporting segment as it allocates resources and assesses financial performance on a consolidated basis.

[B] Going Concern and Management’s Plans:

The Company has not been capitalized with sufficient funding to conduct its operations. Certain costs of conducting the Company’s operations were paid by RSL or RSL’s wholly owned subsidiaries, Roivant Sciences, Inc. (“RSI”) and RSG. The Company has not generated any revenues and does not anticipate generating any revenues unless and until it successfully completes development and obtains regulatory approval for IMVT-1401 or any future product candidate. Since the Company has limited cash on hand to complete its clinical development and no credit facilities, the Company is dependent upon RSL and its affiliates to provide services and funding to support the operations of the Company until, at least, such time as an external financing is completed.

The accompanying combined and consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The combined and consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. The Company anticipates incurring additional losses until such time, if ever, it can obtain marketing approval to sell, and then generate significant sales from a product. Substantial additional financing will be needed by the Company to fund its operations and to develop and commercialize a product. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company will seek to obtain additional capital through the sale of debt or equity financings, or other arrangements; however, there can be no assurance that the Company will be able to raise additional capital when needed or under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. If the Company is unable to obtain such additional financing, operations would need to be scaled back or discontinued. The Company is currently exploring external financing alternatives which will be needed by the Company to fund its operations.

The Company’s future operations are highly dependent on a combination of factors, including (1) the timely and successful completion of additional financing discussed above; (2) the success of its research and development programs; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies, (4) the Company’s ability to manage growth of the organization; (5) the Company’s ability to protect its technology and products; and, ultimately (6) regulatory approval and market acceptance of a product.

[C] Reverse Recapitalization

On December 18, 2019, Health Sciences Acquisition Company (“HSAC”) completed the acquisition of Immunovant Sciences Ltd. (“ISL”) pursuant to that certain share exchange agreement dated as of September 29, 2019 (the “Share Exchange Agreement”), by and among HSAC, ISL, the stockholders of ISL (the “Sellers”), and RSL, as representative of the Sellers. As of immediately prior to the closing of the Business Combination (as defined below), the Sellers owned 100% of the issued and outstanding common shares of ISL (“ISL Shares”). At the closing of the Business Combination, HSAC acquired 100% of the issued and outstanding ISL Shares, in exchange for 42,080,376 shares of HSAC’s common stock issued to the Sellers and 10,000 shares of HSAC Series A preferred stock issued to RSL (the “Business Combination”). Upon the closing of the Business Combination, ISL became a wholly owned subsidiary of HSAC and HSAC was renamed “Immunovant, Inc.”

The Business Combination was accounted for as a reverse recapitalization and HSAC was treated as the “acquired” company for accounting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of ISL issuing stock for the net assets of HSAC, accompanied by a recapitalization. Accordingly, all historical financial information presented in these combined and consolidated financial statements represents the accounts of ISL and its wholly owned subsidiaries “as if” ISL is the predecessor and legal successor to HSAC. The shares and net loss per common share, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1.0 ISL Share).